Principal accountants' fees and services (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure Of accountants' fees and services

The table below shows fees charged by those firms and member firms of their networks to Sanofi and consolidated subsidiaries in the years ended December 31, 2017 and 2016.

	Ernst & Young				PricewaterhouseCoopers
	2017		2016		2017		2016
(€ million)	Amount	%	Amount	%	Amount	%	Amount	%
Audit:

Statutory audit of separate and consolidated financial statements(a)	16.4	73%	16.7	92%	16.8	98%	16.8	97%

Services other than statutory audit(b)	6.0	27%	1.4	8%	0.4	2%	0.6	3%

Audit-related services(c)	4.9		0.6		0.4		0.4

Tax	-		-		-		-

Other services	1.1		0.8		-		0.2
Total	22.4	100%	18.1	100%	17.2	100%	17.4	100%

(a)

Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young: €7.6 million in 2017 and €7.0 million in 2016; PricewaterhouseCoopers €7.8 million in 2017 and €7.4 million in 2016.

(b)	Services other than statutory audit provided by Ernst & Young et Autres during 2017 comprised:

-	work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;

-	additional procedures to enable reports previously signed by the firm to be incorporated by reference; and

-	agreed-upon and audit procedures in connection with a divestment.

Services	other than statutory audit provided by PricewaterhouseCoopers Audit during 2017 comprised:

-	work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;

-	issuance of attestations;

-	additional procedures to enable reports previously signed by the firm to be incorporated by reference;

-	audit procedures in connection with an acquisition; and

-	benchmarking.

(c)

Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young: €4.8 million in 2017 and €0.5 million in 2016; PricewaterhouseCoopers €0.3 million in 2017 and €0.1 million in 2016.